Provisions for employee benefits (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Net defined benefit liability (asset)	€ 136	€ 31	€ 3
Estimate of contributions expected to be paid to plan for next annual reporting period	129
Exploration And Production Segment Total [Member]
Statement [Line Items]
Net defined benefit liability (asset)	181	€ 177
Jubilee Awards [Member]
Statement [Line Items]
Net defined benefit liability (asset)	22
Long Term Incentive Plan [Member]
Statement [Line Items]
Net defined benefit liability (asset)	8
Isopensione [Member]
Statement [Line Items]
Net defined benefit liability (asset)	132
Defined Plans [Member]
Statement [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	48
Other Long term Plans [Member]
Statement [Line Items]
Net defined benefit liability (asset)	€ 11